Document and Entity Information	May 22, 2024
Cover [Abstract]
Entity Registrant Name	Baker Hughes Co
Amendment Flag	false
Entity Central Index Key	0001701605
Document Type	8-K
Document Period End Date	May 22, 2024
Entity Incorporation State Country Code	DE
Entity File Number	1-38143
Entity Tax Identification Number	81-4403168
Entity Address, Address Line One	575 N. Dairy Ashford Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77079-1121
City Area Code	(713)
Local Phone Number	439-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BKR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false